Derivative Liabilities (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of derivative liability	$ 186,456		$ 10,854,214
Derivative liability	100,000		947,175
Loss on derivative	86,459		9,907,039
Change in fair value of derivative liability	$ (185,256)	$ (8,506,151)	$ (7,406,416)	$ 7,238,498